RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES	RELATED PARTY TRANSACTIONS AND BALANCES
Key management personnel include persons having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined its key management personnel to be certain executive officers and directors of the Company.
The remuneration of key management personnel for the years ended March 31, 2025 and 2024 are as follows:

	Year ended March 31,
	2025	2024
	$	$
Payroll, consulting and benefits(1)	7,807	6,406
Share-based compensation
Options	24,937	8,643
Warrants	1,239	—
Total	33,983	15,049
(1) For the year ended March 31, 2025, includes $6,640 (2024 - $5,145) presented in the consolidated statements of loss and comprehensive loss as a part of “General and administrative costs” and $1,167 (2024 - $1,261) presented in the consolidated statements of loss and comprehensive loss as a part of “Research”.